SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			2 Months Ended	6 Months Ended
	Apr. 09, 2021	Jan. 14, 2021	Feb. 28, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares issued, value					$ 16,972
Ordinary shares issued, shares			6,947,272
Gross proceeds from sale of ordinary shares			$ 12,300	$ 1,598
Repayment of ordinary shares with interest			3,500
Redeemable securities				$ 1,598
Identified Buyer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Repayment of ordinary shares with interest			$ 1,900
Aspire Capital Fund, LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares issued, shares			800,000
At-The-Market [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares issued, shares			1,285,366
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares issued, shares			4,861,906
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares issued, value					$ 35
Ordinary shares issued, shares					12,013,808
NIS [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock par value per share				$ 0.01		$ 0.01
Share Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares issued, value		$ 20,000
Share Purchase Agreement [Member] | NIS [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock par value per share		$ 0.01
Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares issued, shares	6,901,790
Net proceeds from issuance and sale of ordinary shares	$ 26,400
Purchase Agreement [Member] | Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares issued, shares	5,150,265
Shares issued price per share	$ 1.90
Purchase Agreement [Member] | Pre-funded Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants issued to purchase ordinary shares	8,050,000
Warrant exercise price per share	$ 1.89
Purchase Agreement [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock par value per share	$ 0.01
Purchase Agreement [Member] | Share-based Payment Arrangement, Option [Member] | Underwriters [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares issued, shares	1,751,525